Additional disclosure requirements	6 Months Ended
Jun. 30, 2021
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional disclosure requirements	Additional disclosure requirements
This note includes relevant information about additional disclosure requirements.
17.1    Parent company financial statements
Following are the summarised balance sheets of Banco Santander, S.A. as of 30 June 2021 and 31 December 2020. In the financial information of the Parent, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2021	31 December 2020
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	136,068	112,114
Of which:
To bank subsidiaries	15,354	14,519
Trading account assets	75,734	81,433
Investment securities	39,518	29,477
Of which:
To bank subsidiaries	7,697	13,603
To non-bank subsidiaries	13,242	3,399
Net Loans and leases	303,950	295,739
Of which:
To non-bank subsidiaries	27,670	27,555
Investment in affiliated companies	86,631	84,890
Of which:
To bank subsidiaries	66,035	60,186
To non-bank subsidiaries	20,596	24,703
Premises and equipment, net	6,469	6,680
Other assets	16,439	19,036
Total assets	664,809	629,369

Liabilities
Deposits	404,072	383,135
Of which:
To bank subsidiaries	17,378	17,045
To non-bank subsidiaries	31,649	19,949
Short-term debt	32,544	14,513
Long-term debt	86,560	83,981
Total debt	119,104	98,494
Of which:
To bank subsidiaries	634	617
To non-bank subsidiaries	688	661
Other liabilities	76,873	82,803
Total liabilities	600,049	564,432

Stockholders' equity
Capital stock	8,670	8,670
Retained earnings and other reserves	56,090	56,267
Total stockholders' equity	64,760	64,937

Total liabilities and Stockholders’ Equity	664,809	629,369
Following are the summarised unaudited statements of income of Banco Santander, S.A. for the periods ended 30 June 2021 and 2020.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2021	30 June 2020
	(Millions of Euros)
Interest income
Interest from earning assets	3,473	3,628
Dividends from affiliated companies	1,139	654
Of which:
From bank subsidiaries	886	407
From non-bank subsidiaries	253	247
	4,612	4,282
Interest expense	(1,369)	(1,763)
Interest income / (Charges)	3,243	2,519
Provision for credit losses	(916)	(1,070)
Interest income / (Charges) after provision for credit losses	2,327	1,449
Non-interest income:	2,134	2,058
Non-interest expense:	(3,411)	(8,571)
Income before income taxes	1,050	(5,064)
Income tax expense	(147)	(1,747)
Net income	903	(6,811)
Following are the summarised unaudited statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2021 and 2020.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2021	30 June 2020
	(Millions of Euros)

NET INCOME	903	(6,811)
OTHER COMPREHENSIVE INCOME	(380)	(829)
Items that may be reclassified subsequently to profit or loss	(115)	(210)
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	(333)	(199)
Revaluation gains (losses)	(192)	95
Amounts transferred to income statement	(141)	(294)
Other reclassifications	—	—
Cash flow hedges:	168	(104)
Revaluation gains/(losses)	172	(126)
Amounts transferred to income statement	(4)	22
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Exchange differences	—	—
Non-current assets held for sale	—	—
Income tax	50	93
Items that will not be reclassified to profit or loss:	(265)	(619)
Actuarial gains/(losses) on pension plans	45	(42)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(209)	(688)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	54	12
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(54)	(12)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(116)	5
Income tax relating to items that will not be reclassified	15	106
TOTAL COMPREHENSIVE INCOME	523	(7,640)
Following are the summarised unaudited cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2021 and 2020.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2021	30 June 2020
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	903	(6,811)
Adjustments to profit	546	11,830
Net increase/decrease in operating assets	(26,844)	(63,984)
Net increase/decrease in operating liabilities	33,777	83,119
Reimbursements/payments of income tax	349	942
Total net cash flows from operating activities (1)	8,731	25,096

2. Cash flows from investing activities
Investments (-)	(946)	(1,874)
Divestments (+)	3,597	497
Total net cash flows from investment activities (2)	2,651	(1,377)

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	316	327
Acquisition of own equity instruments	(316)	(327)
Issuance of debt securities	1,578	1,500
Redemption of debt securities	(426)	(1,914)
Dividends paid	(477)	—
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(100)	(162)
Total net cash flows from financing activities (3)	575	(576)

4. Effect of exchange rate changes on cash and cash equivalents (4)	180	(253)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	12,137	22,890
Cash and cash equivalents at beginning of period	67,561	32,471
Cash and cash equivalents at end of period	79,698	55,361
17.2    Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2021 and 31 December 2020:

	30 June 2021	31 December 2020
	(Millions of Euros)
Preference shares	205	196
Preferred securities	9,036	7,425
Total at period-end	9,241	7,621
Both preference shares and preferred securities are recorded under the “Financial liabilities at amortized cost – Subordinated Liabilities” caption in the consolidated balance sheet as of 30 June 2021 and 31 December 2020.
Preference shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon obtaining sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees.
For further information, see note 23.c. to our consolidated financial statements in Section 2 of our 6-K filed with the SEC on 14 April 2021 and Note 9.b. to our consolidated financial statements in Part 2 of this report.

	Outstanding at 30 June 2021
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2021
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., September 2014	Euro	1,500.0	6.25%	(B)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.75%	(C)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.25%	(D)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.75%	(E)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.50%	(F)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(G)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.75%	(H)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(I)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 6.25% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 564 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the 5-year Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed every 5 years applying a margin of 409.7 basis points on the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.50% interest rate is set for the first seven years. After that, it will be reviewed every 5 years by applying a margin of 489.9 basis points on the 5-year Mid-Swap Rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate (5-year UST).
I.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.

Santander Finance Preferred, S.A. (Unipersonal) - issuer of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged on that date with Banco Santander, S.A.